Interest-bearing bank borrowings - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Banking facility	¥ 380.3
Borrowings, interest rate	5.50%	4.20%
Not later than one year [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.50%	4.50%
Not later than one year [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	15.00%	5.50%
LPR+Eighty BP [Member] | Borrowings Due On June Thirty Two Thousand And Twenty Five [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings maturity	June 30, 2025
LPR+Eighty BP [Member] | Borrowings Due On July First Two Thousand And Twenty Three [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings partially repayable date	Jul. 01, 2024
LPR+Eighty BP [Member] | Borrowings Due On July First Two Thousand And Twenty Four [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings partially repayable date	Dec. 25, 2024